INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 616,686	$ 459,533
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	215,511	176,764
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	203,501	90,748
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 197,674	$ 192,021